UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5983

                             New Germany Fund, Inc.
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 9/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

THE NEW GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----

INVESTMENTS IN GERMAN SECURITIES -- 84.5%
         COMMON STOCKS -- 77.7%
         AEROSPACE & DEFENSE -- 1.5%
145,000  Mtu Aero Engines Holding .............  $  4,541,719
                                                 ------------
         BIOTECHNOLOGY -- 0.7%
160,000  GPC Biotech* .........................     1,994,983
                                                 ------------
         CHEMICALS -- 7.0%
355,000  GEA Group ............................     4,058,574
170,000  K + S ................................    12,029,893
150,000  Lanxess ..............................     4,481,484
                                                 ------------
                                                   20,569,951
                                                 ------------
         COMMERCIAL SERVICES &
           SUPPLIES -- 3.0%
 33,920  GFK ..................................     1,281,069
 95,000  Interseroh ...........................     3,015,665
100,000  Techem* ..............................     4,324,873
                                                 ------------
                                                    8,621,607
                                                 ------------
         CONSTRUCTION &
           ENGINEERING -- 2.7%
147,200  Bilfinger Berger .....................     7,909,000
                                                 ------------
         CONSTRUCTION
           MATERIALS -- 1.0%
 40,235  HeidelbergCement+ ....................     2,907,782
                                                 ------------
         DIVERSIFIED FINANCIALS -- 6.3%
137,000  AWD Holding ..........................     5,268,201
160,000  Deutsche Postbank+ ...................     8,772,144
 56,689  Grenkeleasing ........................     2,902,463
 70,000  MLP+ .................................     1,466,481
                                                 ------------
                                                   18,409,289
                                                 ------------
         DIVERSIFIED TELECOMMUNICATION
           SERVICES -- 2.3%
290,000  Mobilcom+ ............................     6,690,301
                                                 ------------
         ELECTRICAL EQUIPMENT -- 3.5%
 16,000  Conergy* .............................     1,816,688
350,000  Sgl Carbon* ..........................     5,207,316
 22,000  Solarworld+ ..........................     3,291,987
                                                 ------------
                                                   10,315,991
                                                 ------------
         ELECTRONIC EQUIPMENT &
           INSTRUMENTS -- 5.5%
 97,460  Funkwerk .............................     3,786,474
542,720  Kontron* .............................     4,315,178
321,600  Suess MicroTec*+ .....................     2,281,972
150,000  Utimaco Safeware .....................     1,355,288
 45,000  Wincor Nixdorf .......................     4,336,920
                                                 ------------
                                                   16,075,832
                                                 ------------

SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----

         FOOD PRODUCTS -- 0.7%
 95,000  Suedzucker+ ..........................  $  2,159,605
                                                 ------------
         HEALTHCARE PROVIDERS &
           SERVICES -- 0.6%
 46,000  Rhoen-Klinikum .......................     1,773,318
                                                 ------------
         HOUSEHOLD PRODUCTS -- 1.3%
 33,161  Beiersdorf ...........................     3,815,135
                                                 ------------
         INSURANCE -- 1.9%
156,800  Hannover Ruckversicherungs+ ..........     5,440,232
                                                 ------------
         INTERNET SOFTWARE &
           Services -- 4.2%
130,000  Freenet.de ...........................     3,338,947
280,000  United Internet+ .....................     9,090,666
                                                 ------------
                                                   12,429,613
                                                 ------------
         MACHINERY -- 6.9%
160,000  Balda+ ...............................     2,097,141
 65,000  Heidelberger Druckmaschinen* .........     2,232,490
 65,234  Pfeiffer Vacuum Technology ...........     3,260,591
191,709  Rheinmetall ..........................    12,702,351
                                                 ------------
                                                   20,292,573
                                                 ------------
         MEDIA -- 1.0%
107,700  Premiere*+ ...........................     3,032,168
                                                 ------------
         MULTILINE RETAIL -- 1.1%
 84,625  Douglas Holding ......................     3,221,549
                                                 ------------
         PHARMACEUTICALS -- 13.3%
144,000  Celesio ..............................    12,637,785
149,000  Merck KGaA ...........................    12,570,406
 95,000  Schwarz Pharma .......................     5,867,672
220,000  Stada Arzneimittel ...................     7,898,013
                                                 ------------
                                                   38,973,876
                                                 ------------
         REAL ESTATE -- 8.1%
 15,000  Deutsche Euroshop ....................       834,857
450,000  Hypo Real Estate Holding .............    22,801,357
                                                 ------------
                                                   23,636,214
                                                 ------------
         SOFTWARE -- 1.5%
 95,000  Software .............................     4,440,524
                                                 ------------
         TEXTILES, APPAREL & Luxury
           Goods -- 3.6%
 85,000  Gerry Weber International ............     1,551,353
 33,000  Puma .................................     8,975,509
                                                 ------------
                                                   10,526,862
                                                 ------------
         Total Common Stocks
         (cost $152,762,803) ..................   227,778,124
                                                 ------------

THE NEW GERMANY FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------
SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----
         PREFERRED STOCKS -- 6.8%
         ELECTRICAL EQUIPMENT -- 1.9%
209,800  Sartorius ............................  $  5,573,050
                                                 ------------
         HEALTHCARE PROVIDERS &
           SERVICES -- 2.7%
 56,354  Fresenius ............................     7,834,467
                                                 ------------
         MEDIA -- 0.7%
113,400  Prosieben Sat.1 Media ................     1,964,495
                                                 ------------
         TEXTILES, APPAREL & LUXURY
           GOODS -- 1.5%
130,000  Hugo Boss ............................     4,540,153
                                                 ------------
         Total Preferred Stocks
           (cost $7,483,612) ..................    19,912,165
                                                 ------------
         Total Investments in German
           Securities (cost $160,246,415) .....   247,690,289
                                                 ------------
INVESTMENTS IN DUTCH
  COMMON STOCKS -- 8.6%
         AEROSPACE & DEFENSE -- 7.7%
635,000  European Aeronautic Defense ..........    22,643,541
                                                 ------------
         BIOTECHNOLOGY -- 0.9%
199,150  Qiagen+ ..............................     2,579,097
                                                 ------------
         Total Investments in Dutch Common
           Stocks (cost $7,381,538) ...........    25,222,638
                                                 ------------


SHARES                 DESCRIPTION                  VALUE
------                 -----------                  -----
INVESTMENTS IN IRISH
  COMMON STOCK -- 4.3%
           DIVERSIFIED FINANCIAL
             SERVICES -- 4.3%
   790,000 Depfa Bank Plc
             (Cost $4,430,968) ................  $ 12,705,369
                                                 ------------
           SECURITIES LENDING
             COLLATERAL -- 12.0%
35,242,766 Scudder Daily Assets Fund
             Institutional, 3.84%++
             (cost $35,242,766) ...............    35,242,766
                                                 ------------
           Total Investments--109.4%
             (cost $207,301,687) ..............  $320,861,062
           Liabilities in excess of cash and
            other assets--(9.4)% ..............   (27,689,558)
                                                 ------------
           NET ASSETS--100.0% .................  $293,171,504
                                                 ============



--------
*  Non-income producing security.
+ All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2005 amounted to $33,545,474 which is 11.4% of the net assets.
++ Represents collateral held in connection with securities lending. Scudder
   Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         New Germany Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         New Germany Fund, Inc.


By:                                 /s/Vincent J. Esposito
                                    ---------------------------
                                    Vincent J. Esposito
                                    President

Date:                               November 22, 2005



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               November 22, 2005